Income Taxes (Tax or Benefit credited to AOCI) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Other Tax Expense (Benefit)	$ 15.4	$ (2.5)
Successor [Member]
Other Tax Expense (Benefit)			$ (9.1)